Fair value of financial instruments - Disclosure of unrealised gains and losses on Level 3 financial assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Trading income	£ 5,945	£ 8,049	£ 5,794
Other income	134	170	88
Other comprehensive income	1,056	(4,361)	(2,218)
Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	(22)	(858)
Other income	70	(67)
Other comprehensive income	(3)	1
Total	45	(924)
Level 3 | Investment properties
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	1	(1)
Other comprehensive income	0	0
Total	1	(1)
Level 3 | Net derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Trading income	(107)	(80)
Other income	0	0
Other comprehensive income	0	0
Total	(107)	(80)
Trading portfolio liabilities | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	0	8
Other income	0	0
Other comprehensive income	0	0
Total	0	8
Financial liabilities designated at fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	(38)	55
Other income	(3)	0
Other comprehensive income	0	0
Total	(41)	55
Trading portfolio assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	10	(290)
Other income	0	0
Other comprehensive income	0	0
Total	10	(290)
Trading portfolio assets | Trading portfolio liabilities
Disclosure of detailed information about financial instruments [line items]
Trading income	4,257	6,021	£ 3,992
Financial assets at fair value through the income statement | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	113	(551)
Other income	72	(66)
Other comprehensive income	0	0
Total	185	(617)
Fair value through other comprehensive income | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	0
Other comprehensive income	(3)	1
Total	£ (3)	£ 1